UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


WCMA Treasury Fund

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)


                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                                $     450,388   Master Treasury Trust                                               $     483,672

                                                Total Investments (Cost - $483,723) - 100.0%                              483,672
                                                Liabilities in Excess of Other Assets  - (0.0%)                             (174)
                                                                                                                    -------------
                                                Net Assets - 100.0%                                                 $     483,498
                                                                                                                    =============


Master Treasury Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                                                          Face            Interest                 Maturity
Issue                                                    Amount           Rate(s)                    Date               Value
U.S. Government Obligations* - 99.6%

U.S. Treasury Bills                                 $    67,294           4.82 - 4.835  %         1/04/2007         $      67,241
                                                         39,144           4.745 - 4.75            1/11/2007                39,077
                                                         67,388           4.705 - 4.74            1/18/2007                67,211
                                                         40,392                   4.98            1/25/2007                40,252
                                                        208,533          4.685 - 4.945            2/01/2007               207,602
                                                         20,573          4.791 - 4.961            2/08/2007                20,463
                                                         80,878          4.762 - 4.815            2/15/2007                80,390
                                                        200,589            4.76 - 4.95            2/22/2007               199,144
                                                         43,366          4.815 - 4.835            3/08/2007                42,992
                                                         19,300                   4.94            5/31/2007                18,913

U.S. Treasury Notes                                      46,430                  3.125            1/31/2007                46,354
                                                         85,000                   2.25            2/15/2007                84,707
                                                         24,621                  3.375            2/28/2007                24,558

Total Investments (Cost - $938,738**) - 99.6%                                                                             938,904
Other Assets Less Liabilities - 0.4%                                                                                        4,197
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $     943,101
                                                                                                                    =============

  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
    U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       938,738
                                                    ===============
    Gross unrealized appreciation                   $           166
    Gross unrealized depreciation                                 -
                                                    ---------------
    Net unrealized appreciation                     $           166
                                                    ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Treasury Fund and Master Treasury Trust


Date:  February 20, 2007